Key Developments - Renewal and Upsizing of the Revolving Credit Facility (Details) - Revolving credit facility $ in Millions	May 22, 2026 USD ($)
Disclosure Of Key Developments [Line Items]
Senior credit facility, maximum borrowing capacity under the new tranche	$ 1,000
Uncommitted accordion amount	300
Borrowing Capacity	$ 1,300
Maturity (In years)	4 years